ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

29.  ADDITIONAL INFORMATION — CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group’s PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances.

The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company’s condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries are reported as share of income from subsidiaries in the condensed financial statements.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
			Note 2(a)
ASSETS
Current assets:
Cash and cash equivalents	194,376	6,641	1,055
Accounts receivable, net	103	—	—
Amounts due from related parties	503,899	638,333	101,421
Prepaid expenses and other current assets	27,788	3,790	602
Total current assets	726,166	648,764	103,078

Non-current assets:
Intangible assets, net	738	547	87
Investment in subsidiaries	2,010,652	2,151,159	341,785
Total non-current assets	2,011,390	2,151,706	341,872

Total assets	2,737,556	2,800,470	444,950

LIABILITIES
Current liabilities:
Deferred revenue	6,623	5,417	861
Accounts payable	328	557	88
Amounts due from related parties	—	7,532	1,197
Accrued and other liabilities	50,654	58,444	9,286
Total current liabilities	57,605	71,950	11,432
Total non-current liabilities	—	16,938	2,691

Total liabilities	57,605	88,888	14,123

SHAREHOLDERS’ EQUITY
Class A ordinary shares
(US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 21,354,414 and 49,088,096 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	14	15	2
Class B ordinary shares
(US$0.0001 par value; 200,000,000 and 200,000,000 shares authorized, 121,212,562 and 95,392,968 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	87	87	14
Additional paid-in capital	2,463,238	2,498,162	396,918
Warrants	—	1,219	194
Retained earnings	212,431	233,616	37,118
Accumulated other comprehensive income	4,181	(21,517)	(3,419)
Total shareholders’ equity	2,679,951	2,711,582	430,827

Total liabilities and shareholders’ equity	2,737,556	2,800,470	444,950

Financial information of Parent Company

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				Note 2(a)
NET REVENUES
- Educational program and services	—	2,001	1,008	160
- Software products	—	—	192	31
Total net revenues	—	2,001	1,200	191
Cost of revenues
- Educational program and services	—	(11,878)	(16,822)	(2,673)
- Software products	—	—	—	—
Total cost of revenues	—	(11,878)	(16,822)	(2,673)
GROSS PROFIT:	—	(9,877)	(15,622)	(2,482)
Operating expenses:
Selling and marketing	(4,411)	(6,832)	(7,286)	(1,158)
General and administrative	(11,706)	(35,752)	(38,335)	(6,090)
Research and development	(480)	(981)	(842)	(134)
Total operating expenses	(16,597)	(43,565)	(46,463)	(7,382)

OPERATING LOSS	(16,597)	(53,442)	(62,085)	(9,864)
Share of income from subsidiaries	153,204	268,960	83,356	13,244
OTHER INCOME (EXPENSE)
Interest income	1,629	514	64	10
Interest expenses	—	—	(1,040)	(165)
Foreign exchange losses, net	—	—	—	—
Other income/(expenses)	—	—	896	141
Income tax		—	(6)	(1)
NET INCOME	138,236	216,032	21,185	3,365

Financial Information of Parent Company

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				Note 2(a)
Cash flows from operating activities	(467,126)	(257,026)	(180,407)	(28,664)
Cash flows from investing activities	—	—	—	—
Cash flows from financing activities	—	—	—	—
Proceeds from issuance of ordinary shares, net of expenses	—	447,628	—	—
Proceeds from issuance of exercise of options	—	—	2,684	426
Effects of exchange rate changes on cash and cash equivalents	(403)	(105)	(10,012)	(1,591)
Net change in cash and cash equivalents	(467,529)	190,497	(187,735)	(29,829)
Cash and cash equivalents at beginning of year	471,408	3,879	194,376	30,883
Cash and cash equivalents at end of year	3,879	194,376	6,641	1,054

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Conversion of Series A convertible redeemable preferred shares into ordinary shares	—	14,283	—	—
Conversion of Series B convertible redeemable preferred shares into ordinary shares	—	96,667	—	—
Conversion of Series C convertible redeemable preferred shares into ordinary shares	—	579,490	—	—
Conversion of Series D convertible redeemable preferred shares into ordinary shares	—	792,502	—	—
Issuance of ordinary shares for purchases of subsidiaries	414,027	—	—	—
Issuance of share options upon exercise of warrants (Note 15)	—	2,737
Issuance of share options upon warrants	—	—	1,219	194